Individuals with Highest Emoluments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Individuals with Highest Emoluments
12	INDIVIDUALS WITH HIGHEST EMOLUMENTS
For the years ended December 31, 2021, 2020 and 2019, none of the five individuals with the highest emoluments in the Group are directors or other senior management. The emoluments paid/payable to the five individuals with highest emoluments are as follows:

	2021	2020	2019
	’000	’000	’000
Salaries, allowances and benefits in kind	7,765	7,684	6,592
Performance related bonuses	5,775	4,545	4,314
Retirement scheme contributions	336	215	187

	13,876	12,444	11,093

The emoluments fell within the following bands:

	2021	2020	2019
	Number of individuals	Number of individuals	Number of individuals
Emolument bands
2,000,001 - 2,500,000	3	4	5
2,500,001 - 3,000,000	1	1	—
4,000,001 - 4,500,000	1	—	—